                       Supplement dated July 27, 1999 to
                            New England Stock Funds
         Statement of Additional Information - Part I dated May 3, 1999

NEW ENGLAND EQUITY INCOME FUND

At a special shareholder meeting held on July 27, 1999, Vaughan, Nelson, Scarborough & McCullough ("VNSM") was approved as the subadviser for Equity Income Fund, pursuant to a Subadvisory Agreement dated July 27, 1999. VNSM had been acting as interim subadviser since June 1, 1999, pursuant to an Interim Subadvisory Agreement dated June 1, 1999. The annual subadvisory fee rates payable by the Fund to VNSM and the services provided to the Fund by VNSM under the Interim Subadvisory Agreement and the Final Subadvisory Agreement are identical to those fees previously paid to and those services previously provided by Loomis Sayles to manage the portfolio of the Fund. In addition, VNSM agreed to voluntarily waive its subadvisory fee under the Interim Agreement until June 30, 1999.

Effective June 1, 1999, NEFM and VNSM each agreed to continue the binding undertaking that was currently in effect to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the average daily net assets of the Fund's Class A, B and C shares, respectively ("Expense Caps"). Beginning July 1, 1999, VNSM and NEFM split any fee waivers required in proportion to the management and subadvisory fees collected. NEFM also bears any additional expense reimbursement above the fee waivers required for the Fund to meet the relevant Expense Cap.

NEW ENGLAND GROWTH FUND
The first paragraph in the section entitled "MANAGEMENT FEES" on page viii is revised to read as follows:

Pursuant to an advisory agreement dated August 30, 1996, as amended June 1, 1999, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets, 0.65% of such assets in excess of $500 million and 0.60% of such assets in excess of $2 billion. Prior to June 1, 1999, CGM served as adviser to the Growth Fund pursuant to an advisory agreement providing for an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million. Prior to August 30, 1996, CGM served as adviser to the Growth Fund pursuant to an advisory agreement providing for an advisory fee at the same rate as that in effect prior to June 1, 1999.


                                                                       SP89-0799
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                                              Supplement dated July 27, 1999 to
                                                      New England Funds
                               Statement of Additional Information - Part II dated May 3, 1999

The section entitled "MISCELLANEOUS INVESTMENT PRACTICES" is amended for the Funds listed below as follows:

STRATEGIC INCOME FUND                                              BOND INCOME FUND
---------------------                                              ----------------
Equity Securities                                                  Equity Securities
When-issued Securities                                             Mortgage-backed Securities
Asset-backed Securities                                            Asset-backed Securities
Collateralized Mortgage Obligations                                Collateralized Mortgage Obligations
Repurchase Agreements                                              When-issued Securities
When-issued Securities                                             Convertible Securities
Foreign Currency Hedging Transactions                              Securities of Emerging Markets
Investments in Closed-End Investment Companies                     Foreign Currency Hedging Transactions
Futures, Options and Swap Contracts                                Illiquid Securities (including Rule 144A Securities)
Short Sales                                                        Loans of Portfolio Securities
Illiquid Securities (including Rule 144A Securities)               Short-term Investments
Loans of Portfolio Securities                                      Money Market Instruments
Borrowing/Reverse Repurchase Agreements
Short-term Investments
Money Market Instruments

BULLSEYE FUND                                                      INTERNATIONAL EQUITY FUND
-------------                                                      -------------------------

Equity Securities                                                  U.S. Equity Securities
U.S. Government Securities                                         U.S. Government Securities
Repurchase Agreements                                              U.S. Corporate Fixed Income Securities
When-issued Securities                                             Lower-quality U.S. Fixed Income Securities
Foreign Securities (Global Markets, Supranational agencies)        Repurchase Agreements
Securities of Emerging Markets                                     Zero Coupon Securities
Foreign Currency Hedging Transactions                              When-issued Securities
Futures, Options and Swap Contracts                                Foreign Securities (Depository Receipts)
Short Sales Against the Box                                        Foreign Currency Hedging Transactions
Illiquid Securities (including Rule 144A Securities)               Investments in Other Investment Companies
Loans of Portfolio Securities                                      Futures, Options and Swap Contracts
Borrowing/Reverse Repurchase Agreements                            Short Sales Against the Box
Short Term Investments                                             Illiquid Securities (including Rule 144A Securities)
Money Market Instruments                                           Loans of Portfolio Securities
                                                                   Borrowing/Reverse Repurchase Agreements
                                                                   Short-term Investments
                                                                   Money Market Instruments

GROWTH FUND                                                        GROWTH AND INCOME FUND
-----------                                                        ----------------------

Equity Securities                                                  Equity Securities
Corporate Fixed Income Securities (investment grade)               Corporate Fixed Income Securities (investment grade)
U.S. Government Securities                                         U.S. Government Securities
Repurchase Agreements                                              Zero Coupon Securities
Zero Coupon Securities                                             Repurchase Agreements
Convertible Securities                                             Convertible Securities
Futures, Options and Swap Contracts                                Foreign Securities (Global Markets, Supranational agencies)
Short Sales Against the Box                                        Foreign Currency Hedging Transactions
Illiquid Securities (including Rule 144A Securities)               Investments in Other Investment Companies
Borrowing/Reverse Repurchase Agreements                            Futures, Options and Swap Contracts
Short-term Investments                                             Short Sales Against the Box
Money Market Instruments                                           Illiquid Securities (including Rule     144A Securities)
                                                                   Loans of Portfolio Securities
                                                                   Borrowing/Reverse Repurchase Agreements
                                                                   Short-term Investments
                                                                   Money Market Instruments

CAPITAL GROWTH FUND                                                BALANCED FUND
-------------------                                                -------------

Equity Securities                                                  Equity Securities
Corporate Fixed Income Securities (investment grade)               Non-Convertible Preferred Stock
U.S. Government Securities                                         Lower Quality Corporate Fixed Income Securities
Repurchase Agreements                                              Repurchase Agreements
Zero Coupon Securities                                             Convertible Securities
Convertible Securities                                             Investments in Other Investment Companies
Foreign Securities (Global Markets, Supranational agencies,        Foreign Currency Hedging Transactions
   Depository receipts)                                            Futures, Options, and Swap Contracts
Foreign Currency Hedging Transactions                              Short Sales Against the Box
Investments in Other Investment Companies                          Illiquid Securities (including Rule 144A Securities)
Futures, Options, and Swap Contracts                               Loans of Portfolio Securities
Short Sales Against the Box                                        Borrowing/Reverse Repurchase Agreements
Illiquid Securities (including Rule 144A Securities)               Short-term Investments
Loans of Portfolio Securities                                      Money Market Instruments
Borrowing/Reverse Repurchase Agreements
Short-term Investments
Money Market Instruments

VALUE FUND                                                         EQUITY INCOME FUND
----------                                                         ------------------

Equity Securities                                                  Equity Securities
Corporate Fixed Income Securities (investment grade)               Corporate Fixed Income Securities (investment grade)
U.S. Government Securities                                         Lower Quality Corporate Fixed Income Securities
Repurchase Agreements                                              U.S. Government Securities
Zero Coupon Securities                                             Zero Coupon Securities
Convertible Securities                                             Convertible Bonds
Foreign Currency Hedging Transactions                              Foreign Securities (Global Markets)
Investments in Other Investment Companies                          Securities of Emerging Markets
Futures, Options, and Swap Contracts                               Foreign Currency Hedging Transactions
Short Sales Against the Box                                        Investments in Other Investment Companies
Illiquid Securities (including Rule 144A Securities)               Futures, Options and Swap Contracts
Loans of Portfolio Securities                                      Short Sales Against the Box
Borrowing/ Reverse Repurchase Agreements                           Illiquid Securities (including Rule 144A Securities)
Short-term Investments                                             Loans of Portfolio Securities
Money Market Instruments                                           Borrowing/Reverse Repurchase Agreements
                                                                   Short-term Investments
                                                                   Money Market Instruments
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SP90-0799